Prepayments and Other Current Assets (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees		363,508,000	280,523,000
Prepayment for royalties - current portion		225,307,000	197,709,000
Interest receivable		105,798,000	49,232,000
Prepayments		65,659,000	50,267,000
Wangyibao operating funds held by 3rd party online payment settlement service providers		63,745,000	58,679,000
Prepayment for business tax		46,623,000	24,376,000
Employee advances		6,288,000	4,812,000
Security and rental deposits		5,679,000	9,716,000
Other		17,857,000	3,479,000
Prepayments and other current assets	143,070,000	900,464,000	678,793,000
Staff housing loans outstanding repayable within 12 months		5,400,000	3,900,000